Leases (Details) - Schedule of Weighted-Average Remaining Lease Term and the Weighted-Average Discount Rate of Leases	Dec. 31, 2023
Schedule of Weighted-Average Remaining Lease Term and the Weighted-Average Discount Rate of Leases[Abstract]
Weighted-average remaining lease term	3 years 3 months 29 days
Weighted-average discount rate	4.75%